SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Company has evaluated known recognized and non-recognized subsequent events. The Company does not have any subsequent events to report.